Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2023
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Operating rights for licensed games	$56,724	$(42,857)	$(12,513)	$1,354
Purchased video content	50,998	(37,502)	(13,097)	399
Domain names and trademarks	21,832	(6,974)	(14,858)	0
Computer software	11,538	(11,065)	0	473
Developed technologies	8,092	(857)	(7,235)	0
Others	2,696	(889)	(1,807)	0

Total	$151,880	$(100,144)	$(49,510)	$2,226

	As of December 31, 2024
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Operating rights for licensed games	$64,937	$(45,996)	$(12,334)	$6,607
Purchased video content	41,789	(30,059)	(11,362)	368
Domain names and trademarks	16,083	(6,350)	(9,733)	0
Computer software	11,861	(11,141)	0	720
Developed technologies	990	(147)	(843)	0

Total	$135,660	$(93,693)	$(34,272)	$7,695

Expected amortization expense
As of December 31, 2024, amortization expenses for future periods are estimated to be as follows:

Year Ended December 31,	(in thousands)
2025	$3,848
2026	2,872
2027	975
2028	0
2029	0
Thereafter	0

Total expected amortization expense	$7,695